Note 6 - Premises and Equipment	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
NOTE
6
.
Premises
and Equipment

Premises and equipment are comprised of the following as of
December 31:

(dollars in thousands)	2019	2018

Land	$10,914	$10,935
Building	30,518	26,545
Furniture, fixtures and equipment	13,690	12,782
Leasehold improvements	809	697
Construction in progress	117	581
Total cost	56,048	51,540
Accumulated depreciation	(23,566)	(22,709)
Total premises and equipment	$32,482	$28,831

Depreciation charged to operations totaled
$2.1
million in
2019
and
$1.8
million in
2018.